BUSINESS COMBINATIONS (Details)	Dec. 01, 2020 CNY (¥)	Aug. 25, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Net tangible assets:
Goodwill			¥ 196,002,568	$ 30,038,708
Lesdo
Net tangible assets:
Cash and cash equivalents		¥ 77
Total assets		3,980,077
Other current liabilities		(4,711,582)
Deferred income tax liabilities		(995,000)
Goodwill		3,054,923
Total consideration		1,328,418
Lesdo | User base
Net tangible assets:
Intangible assets		¥ 800,000
Estimated useful lives		3 years
Lesdo | Brand name
Net tangible assets:
Intangible assets		¥ 2,100,000
Estimated useful lives		10 years
Lesdo | Technology
Net tangible assets:
Intangible assets		¥ 1,080,000
Estimated useful lives		3 years
Finka
Net tangible assets:
Cash and cash equivalents	¥ 10,497,160
Accounts receivable	1,716,623
Other current assets	6,323,155
Total assets	64,246,938
Accounts payable	(208,984)
Other current liabilities	(8,331,044)
Deferred income tax liabilities	(11,427,500)
Goodwill	192,947,645
Total consideration	237,227,055
Finka | User base
Net tangible assets:
Intangible assets	¥ 6,930,000
Estimated useful lives	4 years
Finka | Brand name
Net tangible assets:
Intangible assets	¥ 36,400,000
Estimated useful lives	10 years
Finka | Technology
Net tangible assets:
Intangible assets	¥ 2,380,000
Estimated useful lives	3 years